UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [  ];     Amendment Number: ___
This Amendment (Check only one):     [   ] is a restatement.
                                     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Sloane Robinson LLP
Address: 20 St Dunstan's Hill, London, EC3R 8ND

Form 13F File Number: 28-12596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tanya Farrell

Title:     Head of Legal & Compliance

Phone:     +44 207 929 2771


Signature, Place, and Date of Signing:


/s/ Tanya Farrell            London, England            12 May 2011
-----------------            ---------------            -----------
Signature                    City, State                Date

Report Type     (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                nil

Form 13F Information Table Entry Total:           21

Form 13F Information Table Value Total:           $617,635
                                                  (thousands)

                              SLOANE ROBINSON LLP

                           Form 13F Information Table


                                                                            SHRS or
                                                                 Value       PRN     SH/ Put/  Investment  Other   Voting Authority
Name                          Title of Class           CUSIP     x$1000     amount   PRN Call  Discretion Managers Sole Shared  None
----------------------------  ---------------------  ---------  -------   ---------  --- ----  ---------- -------- ---- ------  ----
AMERICA MOVIL SAB DE CV       SPONSORED ADR L SHS    02364W105   68,802   1,184,200  SH            SOLE         1,184,200
ASIAINFO-LINKAGE INC          COM                    04518A104    4,785     221,000  SH            SOLE           221,000
BANCOLOMBIA SA                SPONSORED ADR PREF     05968L102       75       1,200  SH            SOLE             1,200
BONA FILM GROUP LTD           SPONSORED ADS          09777B107    4,457     696,400  SH            SOLE           696,400
CHINA LODGING GROUP LTD       SPONSORED ADR          16949N109    5,955     341,474  SH            SOLE           341,474
CHINA UNICOM (HONG KONG) LTD  SPONSORED ADR          16945R104    3,469     209,000  SH            SOLE           209,000
COMPANHIA DE BEBIDAS DAS AME  SPONSORED ADR PFD      20441W203    5,980     211,224  SH            SOLE           211,224
CTRIP COM INTL LTD            AMERICAN DEP SHS       22943F100   99,779   2,404,900  SH            SOLE         2,404,900
FOCUS MEDIA HLDG LTD          SPONSORED ADR          34415V109    8,308     270,888  SH            SOLE             8,308
HOME INNS & HOTELS MGMT INC   SPONSORED ADR          43713W107    4,293     108,500  SH            SOLE           108,500
ITAU UNIBANCO HLDG SA         SPONSORED ADR REP PFD  465562106   67,085   2,789,400  SH            SOLE         2,789,400
KT CORP                       SPONSORED ADR          48268K101      492      25,200  SH            SOLE            25,200
MARKET VECTORS ETF TR         VIETNAM ETF            57060U761      126       5,300  SH            SOLE             5,300
MILLICOM INTL CELLULAR SA     SHS NEW                L6388F110      163       1,700  SH            SOLE             1,700
MOBILE TELESYSTEMS OJSC       SPONSORED ADR          607409109   10,685     503,300  SH            SOLE           503,300
NEW ORIENTAL ED & TECH GRP I  SPONSORED ADR          647581107   68,804     687,557  SH            SOLE           687,557
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR          71654V408   22,649     560,200  SH            SOLE           560,200
SINA CORP                     ORD                    G81477104   79,681     744,400  SH            SOLE           744,400
SK TELECOM LTD                SPONSORED ADR          78440P108   36,617   1,946,700  SH            SOLE         1,946,700
TAIWAN SEMICONDUCTOR MFG LTD  SPONSORED ADR          874039100    7,929     651,000  SH            SOLE           651,000
VEECO INSTRS INC DEL          COM                    922417100  117,501   2,311,200  SH            SOLE         2,311,200